Harley-Davidson Motorcycle Trust 2021-A	Exhibit 99.1
$82,000,000.00 0.13042% Motorcycle Contract Backed Notes, Class A-1
$243,000,000.00 0.22% Motorcycle Contract Backed Notes, Class A-2
$243,000,000.00 0.37% Motorcycle Contract Backed Notes, Class A-3
$63,580,000.00 0.53% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the June 15, 2022 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of February 1, 2021, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on February 18, 2021

Beginning of Due Period					05/01/2022
End of Due Period					05/31/2022
Determination Date					06/06/2022
Record Date					06/14/2022
Distribution Date					06/15/2022
LIBOR Determination Date
LIBOR as of the LIBOR Determination Date
Number of days in Interest Period (ACT/360 basis)					30
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	37,093	01/31/2021	02/18/2021	$663,098,029.08
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	37,093			$663,098,029.08

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$348,856,278.95

Monthly principal amounts
Principal collections on Contracts	15,864,147.16
Balance of Contracts liquidated during Due Period	182,448.35
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	390.24

Decline in Aggregate Principal Balance		16,046,985.75

Aggregate Principal Balance at end of Due Period		$332,809,293.20
Pool factor		0.5019006

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Total
Original Note balance	$82,000,000.00	$243,000,000.00	$243,000,000.00	$63,580,000.00	$631,580,000.00

Note balance as of prior Distribution Date	—	10,779,122.57	243,000,000.00	63,580,000.00	317,359,122.57

Principal Distributable Amount *	—	10,779,122.57	5,267,863.18	—	16,046,985.75

Note balance at end of Due Period	-	-	237,732,136.82	63,580,000.00	301,312,136.82

Note Pool Factor at beginning of Due Period	0.0000000	0.0443585	1.0000000	1.0000000

Note Pool Factor at end of Due Period	0.0000000	0.0000000	0.9783216	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	—	—	0.13042%	30	ACT/360	—	—	—
A-2	10,779,122.57	—	0.22%	30	30/360	1,976.17	—	1,976.17
A-3	243,000,000.00	-	0.37%	30	30/360	74,925.00	-	74,925.00
A-4	63,580,000.00	-	0.53%	30	30/360	28,081.17	-	28,081.17
Totals	$317,359,122.57	-				$104,982.34	-	$104,982.34

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$15,755,673.59
Interest collections on Contracts during Due Period	2,111,759.27
Net Liquidation Proceeds	199,295.08
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	69,242.63
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	5,716.01

Total Available Monies		$18,141,686.58

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	61,925.78
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	290,713.57
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	—
Asset Representation Reviewer Fee	—
Note Interest Distributable Amount	104,982.34
Principal Distributable Amount	16,046,985.75

Total distribution of fees, interest and principal		16,504,607.44

Excess Amounts (Shortfall)		1,637,079.14

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	1,637,079.14

Total distribution of Available Monies		$18,141,686.58

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,657,745.07

Reserve Fund balance as of prior Distribution Date		$1,657,745.07

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	529.97

Total additions		529.97

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	529.97

Total withdrawals		529.97

Reserve Fund balance at current Distribution Date		$1,657,745.07

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		$31,497,156.38

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	31,518,029.08	4.75%
Overcollateralization Target Amount for current Distribution Date	31,497,156.38	9.46%
Overcollateralization Amount at current Distribution Date	31,497,156.38	9.46%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			16

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	18	$290,921.92	0.083%

	Less:
	Net Liquidation Proceeds for the Due Period	15	199,295.08	0.057%

	Net Liquidation Losses for the Due Period		91,626.84	0.026%

	Net Liquidation Loss ratio			0.315%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			0.315%
	Net Liquidation Loss ratio - prior Distribution Date			0.477%
	Net Liquidation Loss ratio - second prior Distribution Date			1.027%
	Three-month average loss ratio			0.606%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	252	$4,867,410.15	0.734%
	Cumulative Net Liquidation Proceeds	165	2,435,457.46	0.367%
	Cumulative Net Liquidation Losses		2,431,952.69	0.367%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$9,650.61

Cumulative loss ratio	Cumulative loss ratio			0.367%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	122	$1,953,369.96	$25,170.71	0.560%
	60 - 89	37	599,973.63	12,595.15	0.172%
	90 - 119	33	589,184.72	15,916.56	0.169%
	120+	18	378,960.96	15,560.21	0.109%
	Totals	210	$3,521,489.27	$69,242.63	1.009%

	60+ delinquency amount	88	$1,568,119.31		0.450%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				0.450%
	60+ day delinquency ratio - prior Distribution Date				0.426%
	60+ day delinquency ratio - second prior Distribution Date				0.372%
	Three-month average delinquency Ratio				0.416%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (6.00%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	24,456	23,708
Principal Balance of Contracts	348,856,278.95	332,809,293.20
Weighted average original term	72.57	72.64
Weighted average remaining term	49.87	48.97
Weighted average age	22.71	23.67
One month prepayments (ABS)	1.89%	1.75%
Weighted average Contract Rate	7.50%	7.50%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	-	0.00%
0.000% - 5.000%	80,422,056.63	24.16%
5.001% - 10.000%	183,482,198.25	55.13%
10.001% - 15.000%	68,905,038.32	20.70%
15.001% - 20.000%	—	0.00%
> 20.000%	—	0.00%

Advances made by Servicer in current Due Period		$69,242.63
Reimbursement Amount due to Servicer		61,925.78
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that she is the Vice President and Chief Financial Officer of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such she is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of February 1, 2021 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and Citibank, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2021-A (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from May 1, 2022 to May 31, 2022 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 7th day of
June 2022.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ Susan Paskvan
Name:    Susan Paskvan
Title:    Vice President and Chief Financial Officer